Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related-party loans oustanding, due to the company	$ 756	$ 1,600
New loans to officers, due to company	8	897
Related party, payments to company	38	953
Deposits	569,198	453,231
Officer And Director [Member]
Related Party Transaction [Line Items]
Deposits	1,500	2,200
BankCap Partners [Member]
Related Party Transaction [Line Items]
Travel and professional services expenses	$ 6	$ 14